Segment Reporting (Details) - Schedule of Segment's Revenue and Gross Profit - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting (Details) - Schedule of Segment's Revenue and Gross Profit [Line Items]
Revenues	$ 6,293,965	$ 16,880,316
Automobile [Member]
Segment Reporting (Details) - Schedule of Segment's Revenue and Gross Profit [Line Items]
Revenues	6,293,965
Cost	(6,292,950)
Segment gross profit	$ 1,015
Segment gross profit margin	0.02%
Healthcare products [Member]
Segment Reporting (Details) - Schedule of Segment's Revenue and Gross Profit [Line Items]
Revenues	$ 10,981,175
Cost	(9,945,305)
Segment gross profit	$ 1,035,870
Segment gross profit margin	9.43%
Consolidated [Member]
Segment Reporting (Details) - Schedule of Segment's Revenue and Gross Profit [Line Items]
Revenues	$ 6,293,965
Cost	(6,288,714)
Segment gross profit	$ 5,251
Segment gross profit margin	0.08%
Online Store [Member]
Segment Reporting (Details) - Schedule of Segment's Revenue and Gross Profit [Line Items]
Revenues	$ 8,868,459
Cost	(8,650,722)
Segment gross profit	$ 217,737
Segment gross profit margin	2.46%
Discontinued Operations (Note 15) [Member]
Segment Reporting (Details) - Schedule of Segment's Revenue and Gross Profit [Line Items]
Revenues	$ (19,849,634)
Cost	18,600,263
Segment gross profit	$ (1,249,371)
Segment gross profit margin	(6.29%)